Commitments and Contingencies - Narrative (Details) $ in Millions		12 Months Ended
	Mar. 23, 2016 MW	Dec. 31, 2022 MW	Dec. 31, 2021 USD ($) MGPSite	Dec. 31, 2018 MW	Dec. 31, 2017 MW	Dec. 31, 2020 USD ($)
Commitments and Contingencies [Line Items]
Other Commitment			$ 535
Accrual for Environmental Loss Contingencies, Gross			352			$ 366
Deferred Prosecution Payment			200
Commonwealth Edison Co [Member]
Commitments and Contingencies [Line Items]
Other Commitment			$ 224
Sites under study/remediation | MGPSite			21
Accrual for Environmental Loss Contingencies, Gross			$ 279			293
Deferred Prosecution Payment			200
PECO Energy Co [Member]
Commitments and Contingencies [Line Items]
Other Commitment			$ 181
Sites under study/remediation | MGPSite			6
Accrual for Environmental Loss Contingencies, Gross			$ 22			23
Baltimore Gas and Electric Company [Member]
Commitments and Contingencies [Line Items]
Other Commitment			$ 5
Sites under study/remediation | MGPSite			4
Accrual for Environmental Loss Contingencies, Gross			$ 6			2
Banking Regulation, Common Equity Tier One Risk-Based Capital Ratio, Actual			0.48
Pepco Holdings LLC [Member]
Commitments and Contingencies [Line Items]
Other Commitment			$ 54
Accrual for Environmental Loss Contingencies, Gross			42			44
Potomac Electric Power Company [Member]
Commitments and Contingencies [Line Items]
Other Commitment			24
Accrual for Environmental Loss Contingencies, Gross			$ 40			42
Banking Regulation, Common Equity Tier One Risk-Based Capital Ratio, Actual			0.48
Delmarva Power & Light Company [Member]
Commitments and Contingencies [Line Items]
Other Commitment			$ 18
Sites under study/remediation | MGPSite			1
Accrual for Environmental Loss Contingencies, Gross			$ 1			1
Banking Regulation, Common Equity Tier One Risk-Based Capital Ratio, Actual			0.48
Atlantic City Electric Company [Member]
Commitments and Contingencies [Line Items]
Other Commitment			$ 12
Accrual for Environmental Loss Contingencies, Gross			$ 1			$ 1
Banking Regulation, Common Equity Tier One Risk-Based Capital Ratio, Actual			0.48
Atlantic City Electric Company [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Banking Regulation, Common Equity Tier One Risk-Based Capital Ratio, Actual			0.30
PEPCO Holdings Inc [Member]
Commitments and Contingencies [Line Items]
Other Commitment			$ 513
PEPCO Holdings Inc [Member] | Pepco Holdings LLC [Member]
Commitments and Contingencies [Line Items]
Other Commitment			320
PEPCO Holdings Inc [Member] | Potomac Electric Power Company [Member]
Commitments and Contingencies [Line Items]
Other Commitment			120
PEPCO Holdings Inc [Member] | Delmarva Power & Light Company [Member]
Commitments and Contingencies [Line Items]
Other Commitment			89
PEPCO Holdings Inc [Member] | Atlantic City Electric Company [Member]
Commitments and Contingencies [Line Items]
Other Commitment			$ 111
PEPCO Holdings Inc [Member] | Wind Assets [Member]
Commitments and Contingencies [Line Items]
OtherNonFinancialCommitment1 | MW	100
PEPCO Holdings Inc [Member] | Wind Assets [Member] | Delmarva Power & Light Company [Member]
Commitments and Contingencies [Line Items]
Purchase Commitment | MW	120			40	40
PEPCO Holdings Inc [Member] | Wind Assets [Member] | Delmarva Power & Light Company [Member] | Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Purchase Commitment | MW		40